File No. 333-17391
                                                                       811-07959
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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                 --------------

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                          Pre-Effective Amendment No.                      [ ]
                       Post-Effective Amendment No. 23                     [X]

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                              [ ]
                               Amendment No. 25                            [X]

                              ADVISORS SERIES TRUST
               (Exact name of registrant as specified in charter)

4455 E. Camelback Road, Suite 261E
         Phoenix, AZ                                                     85018
(Address of Principal Executive Offices)                              (Zip Code)

       Registrant's Telephone Number (including area code): (602) 952-1100


                               ROBERT H. WADSWORTH
                              Advisors Series Trust
                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
               (Name and address of agent for service of process)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box)
         [X]      immediatexy upon filing pursuant to paragraph (b)
         [ ]      on (date) pursuant to paragraph (b)
         [ ]      60 days after filing pursuant to paragraph (a)(i)
         [ ]      on (date) pursuant to paragraph (a)(i)
         [ ]      75 days after filing pursuant to paragraph (a)(ii)
         [ ]      on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box
         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
           The Rockhaven Fund and The Rockhaven Premier Dividend Fund Supplement dated April 30, 1998 to Prospectus dated October 14, 1997


FINANCIAL HIGHLIGHTS (Unaudited)

The table that follows is included in the Fund's Semi-annual Report to shareholders. The financial statements and financial highlights are incorporated by reference into (are legally a part of) the Fund's Statement of Additional Information. The reporting period of the financial statements is from November 3, 1997 (commencement of operations of the Funds) through March 31, 1998.

----------------------------------------------------------------------------------------------
                                                                  The           The Rockhaven
                                                               Rockhaven      Premier Dividend
                                                                 Fund               Fund
----------------------------------------------------------------------------------------------
Net asset value, beginning of period .................        $    10.00         $    10.00
Income from investment operations:
     Net investment income ...........................              0.08               0.11
     Net realized and unrealized gain on investments .              1.36               0.99
                                                              ----------         ----------
Total from investment operations .....................              1.44               1.10

Less distributions:
     Dividends from net investment income ............             (0.03)             (0.04)
                                                              ----------         ----------

Net asset value, end of period .......................        $    11.41         $    11.06
                                                              ==========         ==========

Total return .........................................             14.66%++           11.58%++

Ratios / supplemental data:
Net assets, end of period (thousands) ................        $ 1,864            $   963

Ratio of expenses to average net assets:
     Before expense reimbursement ....................             16.03%+            14.86%+
     After expense reimbursement .....................              1.47%+             1.48%+

Ratio of net investment income to average net assets:
     Before expense reimbursement ....................            (12.73%)+          (10.90%)+
     After expense reimbursement .....................              1.83%+             2.49%+

Portfolio turnover rate ..............................             26.17%++           54.26%++

Average commission rate paid per share ...............        $     0.0600       $     0.0600

+ Annualized.
++ Not annualized.

The General Information section, The Trust subsection is supplemented by the following:

The fiscal year of each Fund ends on September 30, 1998.

The prospectus is additionally supplemented with the following disclosure:

Shareholder Rights.

As of April 9, 1998, The Funds were controlled by AMSOUTH BANCORPORATION RETIREMENT TRUST, U/A: 12-13-1973 AmSouth Bank, TTEE.

Year 2000 Risk.

Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by its investment advisor, Rockhaven Asset Management, LLC and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Issue." The Fund's advisor, is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to its own computer systems, and assurances are being obtained from the Fund's other service providers that they are taking comparable steps. However, there can be no assurance that these actions will be sufficient to avoid any adverse impact on the Funds.

The Trust.

The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, par value $.01 per share.

                               THE ROCKHAVEN FUND
                       THE ROCKHAVEN PREMIER DIVIDEND FUND

                       Statement of Additional Information

                Dated October 14, 1997, as amended April 30, 1998

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus dated October 14, 1997 as supplemented April 30, 1997 of The Rockhaven Fund and The Rockhaven Premier Dividend Fund (the "Premier Dividend Fund"), each a series of Advisors Series Trust (the "Trust"). (Collectively, both The Rockhaven Fund and The Rockhaven Premier Dividend Fund may be referred to as the "Funds." ) Rockhaven Asset Management, LLC (the "Advisor") is the Advisor to each of the Funds. A copy of the prospectus may be obtained from the Fund at 100 First Avenue, Suite 1050, Pittsburgh, PA 15222, telephone (800) 522-3508.

                                TABLE OF CONTENTS

                                                                     Cross-reference to sections
                                                          Page           in the prospectus
                                                          ----       ---------------------------

Investment Objective and Policies....................      B-2       Investment Objective and Policies

Management...........................................     B-10       Management of the Fund; General
                                                                     Information

Distribution Arrangements............................     B-13       Expense Table

Portfolio Transactions and Brokerage.................     B-13       Management of the Funds

Net Asset Value......................................     B-13       Investor Guide

Taxation  ...........................................     B-14       Distributions and Taxes

Dividends and Distributions..........................     B-15       Distributions and Taxes

Performance Information..............................     B-16       General Information

General Information..................................     B-17       General Information

Appendix.............................................     B-17       Not applicable

                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objective of The Rockhaven Fund is to obtain above average current income together with capital appreciation. The primary investment objective of The Premier Dividend Fund is to obtain high current income, and the Fund has a secondary objective of seeking capital appreciation. There is no assurance that either Fund will achieve its objective. The discussion below supplements information contained in the prospectus as to investment policies of the Funds.

Convertible Securities and Warrants

         The Funds may invest in convertible securities and warrants. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

         A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

Risks of Investing in Debt Securities

         There are a number of risks generally associated with an investment in debt securities (including convertible securities). Yields on short, intermediate, and long-term securities depend on a variety of factors, including the general condition of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue.

         Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with short maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of such portfolio investments, and a decline in interest rates will generally increase the value of such portfolio investments. The ability of the Funds to achieve its investment objective also depends on the continuing ability of the issuers of the debt securities in which a Fund invests to meet their obligations for the payment of interest and principal when due.

Risks of Investing in Lower-Rated Debt Securities

         As set forth in the prospectus, each Fund may invest a portion of its net assets in debt securities, which may be rated below "Baa" by Moody's or "BBB" by S&P or below investment grade by other recognized rating agencies, or in unrated securities of comparable quality under certain circumstances. Securities with ratings below "Baa" and/or "BBB" are commonly referred to as "junk bonds." Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including the following:

         Sensitivity to Interest Rate and Economic Changes. The economy and interest rates affect high yield securities differently from other securities. For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaults, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and the Fund's asset values.

         Payment Expectations. High yield bonds present certain risks based on payment expectations. For example, high yield bonds may contain redemption and call provisions. If an issuer exercises these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If a Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing that Fund's rate of return.

         Liquidity and Valuation. To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact the Advisor's ability to accurately value high yield bonds and a Fund's assets and hinder a Fund's ability to dispose of the bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

         Credit Ratings. Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Advisor must monitor the issuers of high yield bonds in a Fund's portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so that Fund can meet redemption requests. A Fund will dispose of a portfolio security in an orderly manner when its rating has been downgraded below C.

Short-Term Investments

         Each  Fund  may  invest  in  any  of  the  following   securities   and
instruments:

         Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits. A Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by a Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S.
Government.   If  a  Fund  holds  instruments  of  foreign  banks  or  financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

         Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

         As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that a Fund may acquire.

         In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objectives and policies stated above and in its prospectus, a Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

         Savings Association Obligations. Each Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

         Commercial Paper, Short-Term Notes and Other Corporate Obligations. Each Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

         Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix A.

         Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

Money Market Funds

         Each Fund may under certain circumstances invest a portion of its assets in money market funds. The Investment Company Act of 1940 (the "1940 Act") prohibits a Fund from investing more than 5% of the value of its total assets in any one investment company. or more than 10% of the value of its total assets in investment companies as a group, and also restricts its investment in any investment company to 3% of the voting securities of such investment company.

Government Obligations

         Each  Fund  may  make   short-term   investments  in  U.S.   Government
obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home
Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

         Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing
Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

Zero Coupon Securities

         Each Fund may invest up to 35% of its net assets in zero coupon securities. Zero coupon securities are debt securities which have been stripped of their unmatured interest coupons and receipts, or certificates representing interests in such stripped debt obligations or coupons. Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

Variable and Floating Rate Instruments

         Each Fund may acquire variable and floating rate instruments. Such instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of the purchase to rated instruments eligible for purchase by a Fund. In making such determinations, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult for the Funds to dispose of the variable or floating rate instrument involved in the event of the issuer of the instrument defaulting on its payment obligation or during periods in which a Fund is not entitled to exercise its demand rights, and a Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

Options on Securities and Securities Indices

         Writing Call Options. Each Fund may write covered call options. A call option is "covered" if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

         Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         A Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. A Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by that Fund.

         Stock Index Options. Each Fund may also purchase put and call options with respect to the S&P 500 and other stock indices. Such options may be purchased as a hedge against changes resulting from market conditions in the values of securities which are held in a Fund's portfolio or which it intends to purchase or sell, or when they are economically appropriate for the reduction of risks inherent in the ongoing management of a Fund.

         The distinctive characteristics of options on stock indices create certain risks that are not present with stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index would be subject to the Advisor's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading of index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this were to occur, a Fund would not be able to close out options which it had purchased, and if restrictions on exercise were imposed, that Fund might be unable to exercise an option it holds, which could result in substantial losses to that Fund. It is the policy of the Funds to purchase put or call options only with respect to an index which the Advisor believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

         Risks of Investing in Options. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the Internal Revenue Code requirements for qualification as a regulated investment company. See "Dividends, Distributions and Taxes."

         Dealer Options. Each Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Funds might look to a clearing corporation to exercise exchange-traded options, if a Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.

         Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, a Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when a Fund writes a dealer option, that Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom that Fund originally wrote the option. While a Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with that Fund, there can be no assurance that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to that Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, that Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair that Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

         The Staff of the Securities and Exchange Commission (the "Commission") has taken the position that purchased dealer options are illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, a Fund will treat dealer options as subject to that Fund's limitation on unmarketable securities. If the Commission changes its position on the liquidity of dealer options, each Fund will change its treatment of such instruments accordingly.

Foreign Investments and Currencies

         Each Fund may invest in securities of foreign issuers that are publicly traded in the United States. Each Fund may also invest in depositary receipts.

         Depositary  Receipts.  Depositary  Receipts  ("DRs")  include  American
Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other forms of depositary receipts. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

         Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

         Taxes. The interest payable on certain of a Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders.

         Risk Factors Regarding Emerging Markets Investments. Investments in securities issued by the governments of emerging or developing countries, and of companies within those countries, involves greater risks than other foreign investments. Investments in emerging or developing markets involve exposure to economic and legal structures that are generally less diverse and mature (and in some cases the absence of developed legal structures governing private and foreign investments and private property), and to political systems which can be expected to have less stability, than those of more developed countries. The risks of investment in such countries may include matters such as relatively unstable governments, higher degrees of government involvement in the economy, the absence until recently of capital market structures or market-oriented economies, economies based on only a few industries, securities markets which trade only a small number of securities, restrictions on foreign investment in stocks, and significant foreign currency devaluations and fluctuations. Emerging markets can be substantially more volatile than both U.S. and more developed foreign markets. Such volatility may be exacerbated by illiquidity. The average daily trading volume in all of the emerging markets combined is a small fraction of the average daily volume of the U.S. market. Small trading volumes may result in a Fund being forced to purchase securities at substantially higher prices than the current market, or to sell securities at much lower prices than the current market.

         In considering whether to invest in the securities of a foreign company, the Advisor considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which a Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the prospectus, depending on the Advisor's assessment of prevailing market, economic and other conditions.

Repurchase Agreements

         Each Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, a Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

When-Issued Securities, Forward Commitments and Delayed Settlements

         Each Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will set aside liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to set aside additional assets in order to assure that the value of the account remains equal to the amount of that Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because a Fund will set aside liquid assets to satisfy its purchase commitments in the manner described, that Fund's liquidity and the ability of the Advisor to manage it may be affected in the event that Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

         A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to that Fund on the settlement date. In these cases a Fund may realize a taxable capital gain or loss. When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

         The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day that Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Borrowing

         Each Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts up to 5% of the value of its total assets at the time of such borrowings.

Illiquid Securities

         Each Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in each Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Investment Restrictions

         The Trust (on behalf of each Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the 1940 Act, of the outstanding voting securities of a Fund. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of that Fund.

         As a matter of fundamental policy, each Fund is diversified; i.e., as to 75% of the value of a its total assets: (i) no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities); and (ii) the Fund may not purchase more than 10% of the outstanding voting securities of an issuer. Each Fund's investment objective is also fundamental.

         In addition, each Fund may not:

         1. Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (not including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales;

         2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities;

         3. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

         4. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

         5. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

         6. Purchase or sell commodities or commodity futures contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission; or

         7. Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements).

         Each Fund observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

         Each Fund may not:

         1. Borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 5% of its total assets (not including the amount borrowed);

         2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

         3. Invest in the securities of other investment companies or purchase any other investment company's voting securities or make any other investment in other investment companies except to the extent permitted by federal law;

         4. Invest more than 15% of its assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees to be liquid);

         5. Sell securities short;

         6. Invest in stock index futures, currency or financial futures or related options; or

         7.  Make   investments  for  the  purpose  of  exercising   control  or
management.

                                   MANAGEMENT

         The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives and policies and to general supervision by the Board of Trustees.

         The Trustees and officers of the Trust, their ages and positions with the Trust, their business addresses and principal occupations during the past five years are:

Name, address and age            Position        Principal Occupation During Past Five Years

Walter E. Auch, Sr. (75)         Trustee         Director, Geotech Communications, Inc., Nicholas-Applegate
6001 N. 62d Place                                Investment Trust, Brinson Funds (since 1994), Smith Barney Trak
Paradise Valley, AZ 85253                        Fund, Pimco Advisors L.P., Banyan Realty Trust, Banyan Land
                                                 Fund II and Legend Properties.

Eric M. Banhazl (39)*            Trustee,        Senior Vice President, Investment Company Administration
2025 E. Financial Way            President and   Corporation; Vice President, First Fund Distributors; President,
Glendora, CA 91740               Treasurer       RNC Mutual Fund Group; Treasurer, Guiness Flight Investment
                                                 Funds, Inc. and Professionally Managed Portfolios.

Donald E. O'Connor (60)          Trustee         Retired; formerly Executive Vice President and Chief Operating 1700
Taylor Avenue                                    Officer of ICI Mutual Insurance Company (until January, 1997),
Fort Washington MD, 20744                        Vice President Operations, Investment Company Institute (until
                                                   June, 1993).

George T. Wofford III (57)       Trustee         Vice President, Information Services, Federal Home Loan Bank of
305 Glendora Circle                              San Francisco (since March, 1993); formerly Director of
Danville, CA 94526                               Management Information Services, Morrison & Foerster (law firm).

Steven J. Paggioli (47)          Vice            Executive Vice President, Robert H. Wadsworth & Associates, Inc.
479 W. 22d Street                President       and Investment Company Administration Corporation; Vice
New York, NY 10011                               President First Fund Distributors, Inc.; President and Trustee,
                                                 Professionally Managed Portfolios; Trustee, Managers Funds.

Robert H. Wadsworth (57)         Vice            President, Robert H. Wadsworth & Associates, Inc., Investment
4455 E. Camelback Road           President       Company Administration Corporation and First Fund Distributors,
Suite 261E                                       Inc.; Vice President, Professionally Managed Portfolios;
Phoenix, AZ 85018                                President, Guinness Flight Investment Funds, Inc.; Director,
                                                 Germany Fund, Inc., New Germany Fund, Inc. and Central
                                                 European Equity Fund, Inc.

Chris O. Kissack (48)            Secretary       Employed by Investment Company Administration Corporation
4455 E. Camelback Road                           (since July, 1996); formerly employed by Bank One, N.A. (from
Suite 261E                                       August, 1995 until July, 1996); O'Connor, Cavanagh, Anderson,
Phoenix, AZ 85018                                Killingsworth and Beshears (law firm) (until August, 1995).

* denotes Trustee who is an "interested person" of the Trust under the 1940 Act.

Name and Position                                      Aggregate Compensation from The Trust*
-----------------                                      --------------------------------------
Walter E. Auch, Sr., Trustee                                           $12,000
Donald E. O'Connor, Trustee                                            $12,000
George T. Wofford III, Trustee                                         $12,000

*Estimated for the current fiscal year. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

The Advisor

         Subject to the supervision of the Board of Trustees, investment management and related services are provided by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement").

         Under the Advisory Agreement, the Advisor agrees to invest the assets of the Funds in accordance with the investment objectives, policies and restrictions of each Fund as set forth in each Fund's and the Trust's governing documents, including, without limitation, the Trust's Agreement and Declaration of Trust and By-Laws; the Funds' prospectus, Statement of Additional Information, and undertakings; and such other limitations, policies and procedures as the Trustees of the Trust may impose from time to time in writing to Advisor. In providing such services, Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Internal Revenue Code, and other applicable law.

         Without limiting the generality of the foregoing, the Advisor has agreed to (i) furnish each Fund with advice and recommendations with respect to the investment of each Fund's assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investments of each Fund, subject to the ultimate supervision and direction of the Trust's Board of Trustees; (iv) vote proxies and take other actions with respect to the securities; (v) maintain the books and records required to be maintained with respect to the securities in each Fund's portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of each Fund's assets which the Trustees or the officers of the Trust may reasonably request; and (vi) render to the Trust's Board of Trustees such periodic and special reports as the Board may reasonably request. The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under this Agreement. Personnel of the Advisor may serve as officers of the Trust provided they do so without compensation from the Trust. Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Trust's Board of Trustees may desire and reasonably request. With respect to the operation of each Fund, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Fund's prospectus, statement of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board of Trustees meetings or shareholder meetings convened for the primary benefit of the Advisor.

         As compensation for the Advisor's services, each Fund pays it an advisory fee at the rate specified in the prospectus. In addition to the fees payable to the Advisor and the Administrator, the Trust is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of each Fund including all fees and expenses of its custodian, recordkeeping agent, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the Investment Company Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund's shareholders and the Trust's Board of Trustees that are properly payable by each Fund; salaries and expenses of officers and fees and expenses of members of the Trust's Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of each Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and Statements of Additional Information of each Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

         The Advisor may agree to waive certain of its fees or reimburse a Fund for certain expenses, in order to limit the expense ratio of that Fund. In that event, subject to approval by the Trust's Board of Trustees, a Fund may reimburse the Advisor in subsequent years for fees waived and expenses reimbursed, provided (i) the reimbursement is specifically requested; (ii) the expenses or waivers for which reimbursement is sought relate to fiscal periods not more than three years past; and (iii) the reimbursement will not cause that Fund to exceed the expense ratio then in effect. Provided these conditions are met, the Advisor may reek reimbursement before payment of current fees and expenses.

         The  Advisor  is  controlled  by   Christopher  H.  Wiles  and  AmSouth
Bancorporation.

         Under the Advisory Agreement, the Advisor will not be liable to the Trust for any error of judgment by the Advisor for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith or gross negligence by reason of reckless disregard of its obligations and duties under the applicable agreement.

         The Advisory Agreement will remain in effect for a period not to exceed two years from the date each Fund commenced operations. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of that Fund.

         The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Trust at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Trust. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

         Distribution Plan. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Advisor acts as Distribution Coordinator under the Plan, and may make payments on behalf of a Fund for distribution and related expenses of that Fund, including preparation, printing and mailing of prospectuses, shareholder reports, performance reports and newsletters and sales literature and other promotion material to prospective investors; direct mail solicitation; advertising and public relations; compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Funds' shares payments to financial intermediaries for shareholder support; administrative and accounting services with respect to the shareholders of the Funds; and such other expenses as may be approved from time to time by the Board of Trustees. The Distribution Plan allows excess distribution expenses to be carried forward by the Advisor and resubmitted in a subsequent fiscal year, provided that (i) distribution expenses cannot be carried forward for more that three years following initial submission; (ii) the Board of Trustees has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward; and (iii) the Board of Trustees makes a further determination, at the time any such expenses which have been carried forward are resubmitted for payment, to the effect that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.

         The Administrator. The Administrator has agreed to be responsible for providing such services as the Trustees may reasonably request, including but not limited to (i) maintaining the Trust's books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Trust's insurance relationships; (iii) preparing for the Trust (or assisting counsel and/or auditors in the preparation of) all required tax returns, proxy statements and reports to the Trust's shareholders and Trustees and reports to and other filings with the Commission and any other governmental agency (the Trust agreeing to supply or cause to be supplied to the Administrator all necessary financial and other information in connection with the foregoing); (iv) preparing such applications and reports as may be necessary to register or maintain the Trust's registration and/or the registration of the shares of the Trust under the securities or "blue sky" laws of the various states selected by the Trust (the Trust agreeing to pay all filing fees or other similar fees in connection therewith); (v) responding to all inquiries or other communications of shareholders, if any, which are directed to the Administrator, or if any such inquiry or communication is more properly to be responded to by the Trust's custodian, transfer agent or accounting services agent, overseeing their response thereto; (vi) overseeing all relationships between the Trust and any custodian(s), transfer agent(s) and accounting services agent(s), including the negotiation of agreements and the supervision of the performance of such agreements; and (vii) authorizing and directing any of the Administrator's directors, officers and employees who may be elected as Trustees or officers of the Trust to serve in the capacities in which they are elected. All services to be furnished by the Administrator under this Agreement may be furnished through the medium of any such directors, officers or employees of the Administrator. The Administrator is an affiliate of the Distributor.

                            DISTRIBUTION ARRANGEMENTS

Pursuant to the Distribution Plan ("Plan") adopted by the Trustees, each Fund pays the Advisor, as distribution coordinator, an annual fee for the Advisor's services in such capacity including its expenses in connection with the promotion and distribution of the Fund's shares and related shareholder servicing (collectively, "Distribution Expenses"). The Plan provides that the Advisor shall furnish to the Board of Trustees of the Trust, for its review, on a quarterly basis, a written report of the monies paid to it under the Plan with respect to the Fund, and shall furnish the Board of Trustees of the Trust with such other information as the Board of Trustees may reasonably request in connection with the payments made under the Plan in order to enable the Board of Trustees to make an informed determination of whether the Plan should be continued as to each Fund.

The Plan may not be amended to increase materially the amount to be spent for distribution and servicing of shares of a Fund without approval by a majority of the outstanding voting securities of that Fund. The Plan may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of a Fund, and any Distribution Agreement under the Plan may be likewise terminated on not more than sixty (60) days' written notice. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward Distribution Expenses.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Advisory Agreement states that the Advisor shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Advisor shall not direct orders to an affiliated person of the Advisor without general prior authorization to use such affiliated broker or dealer by the Trust's Board of Trustees. The Advisor's primary consideration in effecting a securities transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of each Fund on a continuing basis. The price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Subject to such policies as the Advisor and the Board of Trustees of the Trust may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused a Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to that Fund. The Advisor is further authorized to allocate the orders placed by it on behalf of a Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor. The Advisor is also authorized to consider sales of shares of a Fund as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best execution, i.e., that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price.

         On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of a Fund as well as other clients of the Advisor (or proprietary accounts of the Advisor), the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

                                 NET ASSET VALUE

         The net asset value of each Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) each business day. The Exchange annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the Exchange may close on days not included in that announcement.

         The net asset value per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in that Fund outstanding at such time.

         Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. In that case, the price used to determine a Fund's net asset value on the last day on which such exchange was open will be used, unless the Trust's Board of Trustees determines that a different price should be used. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which a Fund's net asset value is not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which the Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of a Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

         Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Pricing Committee pursuant to procedures approved by or under the direction of the Board.

         The Funds' securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

         Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

         All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

                                    TAXATION

         The Funds will be taxed, under the Internal Revenue Code (the "Code"), as separate entities from any other series of the Trust and each intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that a Fund qualifies, that Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income and net short term capital gains) and net capital gain that is distributed to shareholders.

         In order to qualify for treatment as a RIC, a Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of that Fund and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         Distributions of net investment income and net realized capital gains by a Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

         A Fund or any securities dealer effecting a redemption of a Fund's shares by a shareholder will be required to file information reports with the IRS with respect to distributions and payments made to the shareholder. In addition, a Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and made certain required certifications on the Account Application Form or with respect to which that Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

         Each Fund intends to declare and pay dividends and other distributions annually, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

         Each Fund may receive dividend distributions from U.S. corporations. To the extent that a Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

         Redemptions and exchanges of shares of a Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period. All or a portion of a loss realized upon the redemption of shares of a Fund may be disallowed to the extent shares of the same Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

         Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

         The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Funds. The law firm of Paul, Hastings, Janofsky & Walker,LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Funds. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Funds.

                           DIVIDENDS AND DISTRIBUTIONS

         Dividends from a Funds' investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of that Fund's earnings and profits. Distributions of a Funds' net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as short-, mid- or long-term capital gain based upon the characterization of those gains, regardless of how long they have held that Funds shares.

         Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

         Each Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Each Fund also is required to withhold 31% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.

                             PERFORMANCE INFORMATION

Total Return

         Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

         For the period from November 3, 1997 (commencement of operations) through March 31, 1998, The Rockhaven Fund and the Premier Dividend Fund had Total Returns of 14.66% and 11.58%, respectively.

Yield

         Annualized yield quotations used in the Funds' advertising and promotional materials are calculated by dividing a Fund's investment income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

                             6
         YIELD = 2 [(a-b + 1)  - 1]
                     ---
                     cd

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends and "d" equals the maximum offering price per share on the last day of the period.

         Except as noted below, in determining net investment income earned during the period ("a-b" in the above formula), each Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

         For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

         For the period from November 3, 1997 (commencement of operations) through March 31, 1998, The Rockhaven Fund and the Premier Dividend Fund had Yields of 1.90% and 2.06%, respectively.

Other information

         Performance data of the Funds quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials a Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). A Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon a Fund's liquidation, all shareholders of that Fund would share pro rata in the net assets of that Fund available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create thirteen series of shares which differ from each other only as to dividends. The Board of Trustees has created six series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund will be allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

         Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

         The Funds' custodian, Star Bank, 425 Walnut Street, Cincinnati, Ohio 45202 is responsible for holding the Funds' assets. American Data Services, P.O. Box 5536, Hauppauge, NY 11788 acts as the Fund's accounting services agent. The Fund's independent accountants, McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, assist in the preparation of certain reports to the Securities and Exchange Commission and the Funds' tax returns.

         Shares of the Funds owned by the Trustees and officers as a group were less than 1% at April 8, 1998.

         As of April 9, 1998, the Funds were controlled by AmSouth Bancorporation Retirement Trust, U/A: 12-13- 1973, AmSouth Bank, TTEE, P.O. Box 11426, Birmingham, AL 35202 which owned 33.00% of the Rockhaven Fund and 56.93% of The Rockhaven Premier Dividend Fund. The controlling shareholder would be able to control decisions made by the shareholders with respect to matters affecting only the Funds, such as the Investment Advisor Agreement.

         On April 9, 1998, the following additional persons owned of record and/or beneficially more than 5% of The Rockhaven Fund's outstanding voting securities:

         Stephen John Getway IRA, Star Bank N.A. Custodian, 411 Gaywood Circle, Upper St. Clair, PA 15241; 6.04% record.

         Saxon & Co., FBO: Katherine E. Snee, P.O. Box 7780-1888, Philadelphia, PA 19182; 14.42% record.

         Saxon & Co., FBO: Snee-Reinhardt Charitable Fund, P.O. Box 7780-1888, Philadelphia, PA 19182; 14.42% record.

         Timothy F. Currie Charitable Remainder Unittrust D/T/D 9/23/97, First National Bank of Atmore, P.O. Box 27, Atmore, AL 36504; 5.78% record.

         On April 9, 1998, the following additional persons owned of record and/or beneficially more than 5% of The Rockhaven Premier Dividend Fund's outstanding voting securities:

         Frederick R. Weiss IRA, Star Bank N.A. Custodian, 326 Dehaney Drive, Pittsburgh, PA 15235; 5.78% record.

         Christopher H. Wiles IRA, Star Bank N.A. Custodian, 132 Rockhaven Ln., Pittsburgh, PA 15228; 13.97% record.

                                    APPENDIX
                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

         Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa---Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         BA -- Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B -- Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

         CAA -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         CA -- Bonds rated Ca represent  obligations  which are speculative in a
high   degree.   Such  issues  are  often  in  default  or  have  other   marked
short-comings.

         C -- Bonds rated C are the lowest-rated class of bonds, and such issues can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation: Corporate Bond Ratings

         AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

         BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

         CCC -- Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- Rating.

         CC -- Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

         C -- The Rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Commercial Paper Ratings

         Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                               The Rockhaven Fund

                                Rockhaven Premier
                                  Dividend Fund








                               Semi-Annual Report

                              For the period ended
                                 March 31, 1998

                               The Rockhaven Fund



SCHEDULE OF INVESTMENTS at March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
      Shares      COMMON STOCKS: 92.64%                          Market Value
--------------------------------------------------------------------------------
                  Aerospace: 1.06%
        350       B.F. Goodrich Co..............................     $ 17,872
                                                                     --------

                  Basic Materials: 4.03%
        800       Allegheny Teledyne Inc........................       22,250
        550       IWC Global, CONV PRD 6.25%....................       20,900
        800       Royal Group Technologies,
                  CONV PRD 6.875%...............................       24,800
                                                                     --------
                                                                       67,950
                                                                     --------
                  Classified Goods/Diversified: 7.55%
        500       Emerson Electric Co...........................       32,594
        700       Fluor Corp....................................       34,825
        300       General Electric Co...........................       25,856
        500       PPG Industries, Inc...........................       33,969
                                                                     --------
                                                                      127,244
                                                                     --------
                  Consumer Cyclical: 4.09%
        550       Ford Motor Co.................................       35,647
      1,250       Tupperware Corp...............................       33,281
                                                                     --------
                                                                       68,928
                                                                     --------
                  Energy: 7.56%
        250       British Petroleum Co. plc, ADR................       21,515
     20,000       Diamond Offshore Drilling Inc.,
                  CONV BOND 3.75%, due 2/15/2007................       25,350
        350       Exxon Corp....................................       23,669
        700       Shell Transport & Trading, ADR................       30,975
        425       Tosco Corp., CONV PRD 5.75%...................       25,925
                                                                     --------
                                                                      127,434
                                                                     --------
                  Finance: 15.32%
        730       Banc One Corp.................................       46,173
        300       Bankers Trust NY Corp.........................       36,094
        250       J.P. Morgan & Co., Inc........................       33,578
        900       National Australia Bank Ltd.,
                  CONV PRD 7.875%...............................       26,100
        300       NationsBank (JP) Aces,
                  CONV PRD 7.25%................................       37,688

                               The Rockhaven Fund

--------------------------------------------------------------------------------
      Shares                                                     Market Value
--------------------------------------------------------------------------------

                  Finance, continued
      1,900       Pacific Century Financial Corp................     $ 45,243
        500       Wilmington Trust Corp.........................       33,281
                                                                     --------
                                                                      258,157
                                                                     --------
                  Health Care: 10.69%
        400       American Home Products........................       38,150
        700       Baxter International Inc......................       38,588
        375       Johnson & Johnson.............................       27,491
        250       Merck & Co., Inc..............................       32,094
      1,000       Pharmacia & Upjohn, Inc.......................       43,750
                                                                     --------
                                                                      180,073
                                                                     --------
                  Retailing: 5.09%
        450       J.C. Penney Company, Inc......................       34,059
        900       Sears, Roebuck & Co...........................       51,694
                                                                     --------
                                                                       85,753
                                                                     --------
                  Services: 5.77%
        550       McDonald's Corporation........................       33,000
      1,550       Readers Digest Trace,
                  CONV PRD 8.25%................................       41,172
        900       Sysco Corporation.............................       23,063
                                                                     --------
                                                                       97,234
                                                                     --------
                  Staples: 8.23%
        900       Dimon Inc., CONV PRD 8.50%....................       15,750
        900       DIMON Inc.....................................       15,019
        700       Dole Food Co., Inc. CONV PRD 7.00%............       31,675
        300       General Mills, Inc............................       22,800
        450       H.J. Heinz Company............................       26,269
        650       Philip Morris Companies.......................       27,097
                                                                     --------
                                                                      138,610
                                                                     --------
                  Technology: 15.76%
     23,000       Adaptec Inc., CONV PRD 4.75%,
                  due 2/1/2004..................................       19,148
        700       Adaptec, Inc..................................       13,759
        650       AMP Incorporated..............................       28,478
        350       Hewlett-Packard Company.......................       22,181

                               The Rockhaven Fund

--------------------------------------------------------------------------------
      Shares                                                     Market Value
--------------------------------------------------------------------------------

                  Technology, continued
     30,000       Kent Electronics Corp.,
                  CONV PRD 4.50%, due 9/1/2004..................     $ 25,087
        600       Kent Electronics Corp.........................       12,638
        650       Microsoft Corporation,
                  CONV PRD $2.196...............................       60,166
        600       Motorola, Inc.................................       36,375
        450       Pitney Bowes, Inc.............................       22,584
     25,000       Xilinx Inc., CONV PRD 5.25%,
                  due 11/1/2202.................................       25,063
                                                                     --------
                                                                      265,479
                                                                     --------
                  Transportation: 1.00%
        300       Union Pacific Corp............................       16,856
                                                                     --------

                  Utility: 6.48%
        650       MCN Energy Group, Inc.,
                  CONV PRD 8.75%................................       21,206
        750       Pacific Enterprises...........................       30,609
        450       Salomon Smith Barney Holdings, Inc.,
                  CONV PRD 6.25%................................       30,038
        500       U.S. West Communications......................       27,375
                                                                     --------
                                                                      109,228
                                                                     --------

                  Total Common Stocks and Convertible
                  Securities (cost $1,465,833)..................    1,560,818
                                                                   ----------

Principal Amount  SHORT-TERM INVESTMENTS: 9.84%
--------------------------------------------------------------------------------
   $165,709       Star Treasury Fund, 4.99%.....................      165,709
                                                                   ----------

                  Total Investments in Securities
                     (cost $1,631,542+):102.48% ................    1,726,527
                  Liabilities less Other Assets: (2.48%)........      (41,746)
                                                                   ----------
                  Total Net Assets: 100.0% .....................   $1,684,781
                                                                   ==========

                               The Rockhaven Fund

--------------------------------------------------------------------------------
                                                                 Market Value
--------------------------------------------------------------------------------



+At March 31, 1998, the cost of securities for Federal tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                  Gross unrealized appreciation.................    $ 103,881
                  Gross unrealized depreciation.................        8,896
                                                                    ---------
                      Net unrealized appreciation...............    $  94,985
                                                                    =========


See Notes to Financial Statements.

                               The Rockhaven Fund



STATEMENT OF ASSETS AND LIABILITIES at March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at value
      (identified cost $1,631,542) ...........................     $1,726,527
   Receivables:
      Fund shares sold........................................         11,363
      Dividends and interest..................................          3,199
      Due from Advisor........................................          8,704
      Subscriptions...........................................        100,000
   Prepaid expenses...........................................         13,946
                                                                   ----------
         Total assets ........................................      1,863,739
                                                                   ----------

LIABILITIES
   Payables:
      Advisory fee............................................            643
      Administration fee......................................          2,548
      Dividends...............................................          1,032
      Securities purchased....................................        162,445
   Accrued expenses...........................................         12,290
                                                                   ----------
         Total liabilities....................................        178,958
                                                                   ----------

NET ASSETS ...................................................     $1,684,781
                                                                   ==========

   Netasset value,  offering and redemption
      price per share  ($1,684,781/147,693 shares
      outstanding; unlimited number of shares
      (par value $.01) authorized)............................         $11.41
                                                                   ==========

COMPONENTS OF NET ASSETS
   Paid-in capital ...........................................     $1,590,365
   Accumulated net investment loss............................            (38)
   Accumulated net realized loss on investments...............           (531)
   Net unrealized appreciation on investments.................         94,985
                                                                   ----------
      Net assets .............................................     $1,684,781
                                                                   ==========

See Notes to Financial Statements.

                               The Rockhaven Fund


STATEMENT OF OPERATIONS
For the Period from November 3, 1997* through March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income
      Dividends...............................................        $ 7,660
      Interest................................................          1,983
      Amortization of Premium.................................           (421)
                                                                     --------
         Total income.........................................          9,222
                                                                     --------

   Expenses
      Advisory fees (Note 3)..................................          2,048
      Administration fee (Note 3).............................         12,082
      12b-1 expense...........................................            683
      Custodian and accounting fees...........................          8,539
      Transfer agent fees.....................................          5,236
      Professionals' fees.....................................          6,042
      Trustees' fees..........................................          2,396
      Registration fees.......................................          2,865
      Reports to shareholders.................................          2,820
      Other expenses..........................................          2,115
                                                                     --------
         Total expenses.......................................         44,826
         Less, expenses reimbursed/waived.....................        (40,730)
                                                                     --------
         Net expenses.........................................          4,096
                                                                     --------
            Net investment income ............................          5,126
                                                                     --------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
      Net realized loss from security transactions............           (531)
      Net change in unrealized appreciation
        on investments........................................         94,985
                                                                     --------
         Net realized and unrealized gain
           on investments.....................................         94,454
                                                                     --------
            Net Increase in Net Assets Resulting
              from Operations ................................       $ 99,580
                                                                     ========

*Commencement of operations.

See Notes to Financial Statements.

                               The Rockhaven Fund


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                               November 3, 1997*
                                                                     through
                                                                 March 31, 1998
--------------------------------------------------------------------------------

NET INCREASE IN ASSETS FROM
OPERATIONS
Net investment income.........................................        $ 5,126
Net realized loss from security transactions..................           (531)
Net change in unrealized appreciation of securities...........         94,985
                                                                   ----------
   Net increase in net assets resulting
     from operations .........................................         99,580
                                                                   ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.........................................         (5,163)
                                                                   ----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
  in outstanding shares (a)...................................      1,590,365
                                                                   ----------
   Total increase in net assets ..............................      1,684,782

NET ASSETS
Beginning of period...........................................            -0-
                                                                   ----------
End of period (including undistributed net
  investment income of $3,528)................................     $1,684,782
                                                                   ==========

(a) A summary of capital share transactions is as follows:

                                                         November 3, 1997*
                                                              through
                                                          March 31, 1998
                                                       ----------------------
                                                        Shares        Value
                                                       -------     ----------
      Shares sold................................      147,296     $1,586,033
      Shares issued in reinvestment
        of distributions.........................          397          4,332
      Shares redeemed............................           (0)            (0)
                                                       -------     ----------
      Net increase...............................      147,693     $1,590,365
                                                       =======     ==========

*Commencement of operations.

See Notes to Financial Statements.

                               The Rockhaven Fund


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
--------------------------------------------------------------------------------
                                                              November 3, 1997*
                                                                   through
                                                               March 31, 1998
--------------------------------------------------------------------------------

Net asset value, beginning of period........................       $ 10.00
Income from investment operations:
   Net investment income....................................          0.08
   Net realized and unrealized gain on investments..........          1.38
                                                                   -------
Total from investment operations............................          1.46
                                                                   -------

Less distributions:
   Dividends from net investment income.....................         (0.05)
                                                                   -------

Net asset value, end of period..............................       $ 11.41
                                                                   =======

Total return ...............................................         14.66%#

Ratios/supplemental data:
Net assets, end of period (thousands).......................       $ 1,864

Ratio of expenses to average net assets:
   Before expense reimbursement.............................         16.03%+
   After expense reimbursement..............................          1.47%+

Ratio of net investment loss to average net assets:
   Before expense reimbursement.............................        (12.73%)+
   After expense reimbursement..............................          1.83%+

Portfolio turnover rate.....................................         26.17%

Average commission rate paid per share......................       $0.0600

*Commencement of operations.

#Not annualized.

+Annualized.

See Notes to Financial Statements.

                        Rockhaven Premier Dividend Fund


SCHEDULE OF INVESTMENTS at March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
      Shares      COMMON STOCKS: 98.35%                          Market Value
--------------------------------------------------------------------------------

                  Aerospace: 1.63%
        300       B.F. Goodrich Co..............................     $ 15,319
                                                                    ---------

                  Basic Materials: 4.55%
        550       IWC Global, CONV PRD 6.25%....................       20,900
        700       Royal Group Technologies,
                  CONV PRD 6.875%...............................       21,700
                                                                    ---------
                                                                       42,600
                                                                    ---------
                  Classified Goods/Diversified: 8.51%
        550       Fluor Corp....................................       27,362
      1,000       Ingersoll-Rand Company,
                  CONV PRD 6.75%................................       25,188
        400       PPG Industries, Inc...........................       27,175
                                                                    ---------
                                                                       79,725
                                                                    ---------
                  Consumer Cyclical: 4.41%
        350       Ford Motor Co.................................       22,684
        700       Tupperware Corp...............................       18,638
                                                                    ---------
                                                                       41,322
                                                                    ---------
                  Energy: 8.28%
        200       British Petroleum Co. plc, ADR................       17,212
        600       Shell Transport & Trading, ADR................       26,550
        250       Tosco Corp., CONV PRD 5.75%...................       15,250
        350       Unocal Corporation, CONV PRD 6.25%............       18,594
                                                                    ---------
                                                                       77,606
                                                                    ---------
                  Finance: 16.01%
        225       Bankers Trust NY Corp.........................       27,070
        300       Frontier Insurance Group,
                  CONV PRD 6.25%................................       19,313
        900       National Australia Bank Ltd.,
                  CONV PRD 7.875%...............................       26,100
        200       NationsBank (JP) Aces,
                  CONV PRD 7.25%................................       25,125
      1,200       Pacific Century Financial Corp................       28,575
        850       TrustCo Bank Corp. N.Y........................       23,853
                                                                    ---------
                                                                      150,036
                                                                    ---------

                        Rockhaven Premier Dividend Fund

--------------------------------------------------------------------------------
      Shares                                                     Market Value
--------------------------------------------------------------------------------

                  Health Care: 12.10%
     20,000       ALZA Corporation, CONV PRD 5.00%,
                  due 5/1/2006..................................     $ 26,225
        300       American Home Products........................       28,613
        200       Merck & Co., Inc..............................       25,675
        750       Pharmacia & Upjohn, Inc.......................       32,812
                                                                    ---------
                                                                      113,325
                                                                    ---------
                  Retailing: 5.18%
        300       J.C. Penney Company, Inc......................       22,706
        450       Sears, Roebuck & Co...........................       25,847
                                                                    ---------
                                                                       48,553
                                                                    ---------
                  Services: 5.92%
      1,100       Readers Digest Trace,
                  CONV PRD 8.25%................................       29,219
        500       Wendy's International,
                  CONV PRD 5.00%................................       26,281
                                                                    ---------
                                                                       55,500
                                                                    ---------
                  Staples: 9.83%
      1,650       Dimon Inc., CONV PRD (1.41)%..................       28,875
        550       Dole Food Co., Inc. CONV PRD 7.00%............       24,887
        300       H.J. Heinz Company............................       17,513
        500       Philip Morris Companies.......................       20,844
                                                                    ---------
                                                                       92,119
                                                                    ---------
                  Technology: 14.33%
        350       Adaptec, Inc., CONV PRD.......................        6,880
      1,200       Adaptec Inc., CONV PRD 4.75%,
                  due 2/1/2004..................................        9,990
     20,000       Data General Corporation,
                  CONV PRD 6.00%, due 5/15/2004.................       19,550
     30,000       Kent Electronics Corp.,
                  CONV PRD 4.50%, due 9/1/2004..................       25,088
        325       Microsoft Corporation, CONV PRD...............       30,083
        450       Pitney Bowes, Inc.............................       22,584
     20,000       Xilinx Inc., CONV PRD 5.25%,
                  due 11/1/2202.................................       20,050
                                                                    ---------
                                                                      133,425
                                                                    ---------

                        Rockhaven Premier Dividend Fund

--------------------------------------------------------------------------------
      Shares                                                     Market Value
--------------------------------------------------------------------------------

                  Transportation: 1.20%
        200       Union Pacific Corp............................     $ 11,238
                                                                    ---------

                  Utility: 6.39%
        550       MCN Energy Group, Inc.,
                  CONV PRD 8.75%................................       17,943
        300       Salomon Smith Barney Holdings, Inc.,
                  CONV PRD 6.25%................................       20,025
        400       U.S. West Communications......................       21,900
                                                                    ---------
                                                                       59,868
                                                                    ---------

                  Total Common Stocks and Convertible
                  Securities (cost $846,480+)...................      921,436
                                                                    ---------

Principal Amount  SHORT-TERM INVESTMENTS: 0.41%
--------------------------------------------------------------------------------
     $3,842       Star Treasury Fund, 4.99%.....................        3,842
                                                                    ---------

                  Total Investments in Securities
                     (cost $850,323):98.76% ....................      925,278
                  Other Assets less Liabilities: 1.24%..........       11,664
                                                                    ---------
                  Total Net Assets: 100.0% .....................    $ 936,942
                                                                    =========

+At March 31, 1998, the cost of securities for Federal tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                  Gross unrealized appreciation.................     $ 89,469
                  Gross unrealized depreciation.................       14,514
                                                                     --------
                      Net unrealized appreciation...............     $ 74,955
                                                                     ========

See Notes to Financial Statements.

                        Rockhaven Premier Dividend Fund


STATEMENT OF ASSETS AND LIABILITIES at March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at value
      (identified cost $850,323) .............................      $ 925,278
   Receivables:
      Fund shares sold........................................         11,363
      Dividends and interest..................................          4,112
      Due from Advisor........................................          8,747
   Suspense ..................................................           (494)
   Prepaid expenses...........................................         14,091
                                                                   ----------
         Total assets ........................................        963,097
                                                                   ----------

LIABILITIES
   Payables:
      Advisory fee............................................            598
      Administration fee......................................          2,548
      Securities purchased....................................         10,887
   Accrued expenses...........................................         12,122
                                                                   ----------
         Total liabilities....................................         25,155
                                                                   ----------

NET ASSETS ...................................................     $  936,942
                                                                   ==========

   Net asset value, offering and redemption
      price per share ($936,942/84,744 shares
      outstanding; unlimited number of shares
      (par value $.01) authorized)............................         $11.06
                                                                       ======

COMPONENTS OF NET ASSETS
   Paid-in capital ...........................................      $ 856,583
   Accumulated net investment loss............................            (40)
   Accumulated net realized gain on investments...............          5,444
   Net unrealized appreciation on investments.................         74,955
                                                                    ---------
      Net assets .............................................      $ 936,942
                                                                    =========

See Notes to Financial Statements.

                        Rockhaven Premier Dividend Fund


STATEMENT OF OPERATIONS
For the Period from November 3, 1997* through March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Income
      Dividends...............................................        $ 9,982
      Interest................................................          2,370
      Amortization of Premium.................................           (310)
                                                                     --------
         Total income.........................................         12,042
                                                                     --------

   Expenses
      Advisory fees (Note 3)..................................          2,243
      Administration fee (Note 3).............................         12,082
      12b-1 expense...........................................            748
      Custodian and accounting fees...........................          8,539
      Transfer agent fees.....................................          5,236
      Professionals' fees.....................................          6,042
      Trustees' fees..........................................          2,396
      Registration fees.......................................          2,865
      Reports to shareholders.................................          2,819
      Other expenses..........................................          2,165
                                                                     --------
         Total expenses.......................................         45,135
         Less, expenses reimbursed............................        (40,649)
                                                                     --------
         Net expenses.........................................          4,486
                                                                     --------
            Net investment income ............................          7,556
                                                                     --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain from security transactions............          5,444
      Net change in unrealized appreciation
        on investments........................................         74,955
                                                                     --------
         Net realized and unrealized gain
           on investments.....................................         80,399
                                                                     --------
            Net Increase in Net Assets Resulting
              from Operations ................................       $ 87,955
                                                                     ========

*Commencement of operations.

See Notes to Financial Statements.

                        Rockhaven Premier Dividend Fund


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                               November 3, 1997*
                                                                    through
                                                                March 31, 1998
--------------------------------------------------------------------------------

NET INCREASE IN ASSETS FROM
OPERATIONS
Net investment loss...........................................        $ 7,556
Net realized gain from security transactions..................          5,444
Net change in unrealized appreciation of securities...........         74,955
                                                                     --------
   Net increase in net assets resulting
     from operations .........................................         87,955
                                                                     --------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.........................................         (7,596)
                                                                     --------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
  in outstanding shares (a)...................................        856,583
                                                                     --------
   Total increase in net assets ..............................        936,942

NET ASSETS
Beginning of period...........................................            -0-
                                                                     --------
End of period ................................................       $936,942
                                                                     ========

(a) A summary of capital share transactions is as follows:

                                                           November 3, 1997*
                                                                through
                                                            March 31, 1998
                                                        ---------------------
                                                        Shares        Value
                                                        ------      ---------
      Shares sold................................       84,038      $ 849,048
      Shares issued in reinvestment
        of distributions.........................          712          7,596
      Shares redeemed............................           (6)           (61)
                                                        ------      ---------
      Net increase...............................       84,744      $ 856,583
                                                        ======      =========


*Commencement of operations.

See Notes to Financial Statements.

                        Rockhaven Premier Dividend Fund


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
--------------------------------------------------------------------------------
                                                              November 3, 1997*
                                                                   through
                                                               March 31, 1998
--------------------------------------------------------------------------------

Net asset value, beginning of period........................       $ 10.00
Income from investment operations:
   Net investment income....................................          0.11
   Net realized and unrealized gain on investments..........          1.04
                                                                   -------
Total from investment operations............................          1.15
                                                                   -------

Less distributions:
   Dividends from net investment income.....................         (0.09)
                                                                   -------

Net asset value, end of period..............................       $ 11.06
                                                                   =======

Total return ...............................................         11.58%#

Ratios/supplemental data:
Net assets, end of period (thousands).......................         $ 963

Ratio of expenses to average net assets:
   Before expense reimbursement.............................         14.86%+
   After expense reimbursement..............................          1.48%+

Ratio of net investment loss to average net assets:
   Before expense reimbursement.............................        (10.90%)+
   After expense reimbursement..............................          2.49%+

Portfolio turnover rate.....................................         54.26%

Average commission rate paid per share......................       $0.0600

*Commencement of operations.

#Not annualized.

+Annualized.

                               The Rockhaven Fund
                        Rockhaven Premier Dividend Fund


NOTES TO FINANCIAL STATEMENTS at March 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Rockhaven Fund and Rockhave Premier Dividend Fund (the "Funds") is a diversified series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund's primary investment objective is seeking long-term capital appreciation. The Fund seeks to achieve its objective by investing in equity securities during rising stock markets and limiting losses during declining markets. The Fund began operations on November 3, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest

                               The Rockhaven Fund
                        Rockhaven Premier Dividend Fund


NOTES TO FINANCIAL STATEMENTS at March 31, 1998 (Unaudited), Continued
--------------------------------------------------------------------------------

            income is recognized on an accrual basis. Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Those differences are primarily due to differing treatments for net operating losses.

      D. Deferred Organization Costs. The Funds have incurred expenses of $35,000 in connection with the organization of the Funds. These costs have been deferred and are being amortized on a straight-line basis through the period ending December 2, 2002.

      E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY
            TRANSACTIONS

      For the period ended March 31, 1998, Rockhaven (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Funds.

      The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Funds or reimburse the Funds to the extent necessary to limit the Funds' aggregate annual operating expenses to 1.50% of average net assets, annually. Any such reductions made by the Advisor in its fees or payments may be reimbursed by the Funds, subject to approval by the Board of Trustees, if the Funds are able to effect such reimbursement and remain in compliance with any expense limitations in effect. For the period ended March 31, 1998, the Advisor has reimbursed the Funds

                               The Rockhaven Fund
                        Rockhaven Premier Dividend Fund


NOTES TO FINANCIAL STATEMENTS at March 31, 1998 (Unaudited), Continued
--------------------------------------------------------------------------------

in the amount of $2,080.

      Investment Company Administration Corporation (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of net assets, subject to a $30,000 minimum.

      First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

      The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Funds. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

         For the period ended March 31, 1998, the cost of purchses and the proceeds from sales of securities, excluding short-term securities, for the Rockhaven Fund, were $1,640,055 and $173,374, respectively.

         For the period ended March 31, 1998, the cost of purchses and the proceeds from sales of securities, excluding short-term securities, for the Rockhaven Premier Dividend Fund, were $1,178,574 and $337,377, respectively.

                                     Advisor





                                   Distributor
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 Transfer Agent
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                  888-263-6452


                                     Auditor
                             McGladrey & Pullen LLP
                           555 Fifth Avenue, 8th Floor
                             New York, NY 10017-2416


                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104





This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                                     PART C
                                OTHER INFORMATION



Item 24.  Financial Statements and Exhibits.

         (a)      Financial Statements:

                  Contained in Part A, the Prospectus:
                           Financial Highlights

                  Contained in Part B, the Statement of Additional Information
                           Unaudited Financial Statements as of March 31, 1998

         (b)      Exhibits:

                  (1)      Agreement and Declaration of Trust (1)
                  (2)      By-Laws (1)
                  (3)      Not applicable
                  (4)      Specimen stock certificates (3)
                  (5)      Form of Investment Advisory Agreement (2)
                  (6)      Distribution Agreement (2)
                  (7)      Not applicable
                  (8)      Custodian Agreement (3)
                  (9)      (1)Administration Agreement with Investment Company
                            Administration Corporation (2)
                           (2) Fund Accounting Service Agreement (2)
                           (3) Transfer Agency and Service Agreement (2)
                  (10)     (i)      Opinion and  consent of counsel  relating to
                                    the Al Frank Fund, American Trust Allegiance
                                    Fund, Avatar Advantage Balanced Fund, Avatar
                                    Advantage  Equity  Allocation  Fund,  Avatar
                                    Advantage  International  Equity Fund, Chase
                                    Growth     Fund,     Edgar    Lomax    Fund,
                                    InformationTech  100 Fund,  Kaminski  Poland
                                    Fund,   Ridgeway   Helms   Millenium   Fund,
                                    Rockhaven Fund (5)
                           (ii)     Opinion and  consent of counsel  relating to
                                    the Van Deventer & Hoch American  Value Fund
                                    (5)
                  (11)     Not applicable
                  (12)     Not applicable
                  (13)     Investment letters (3)
                  (14)     Individual Retirement Account forms (6)

                  (15)     (i)  Form of Distribution Plan (4)
                  (16)     Not applicable

         (1) Previously filed with the Registration Statement on Form N-1A(File No. 33-17391) on December 6, 1996 and incorporated herein by reference.

         (2) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A(File No. 33-17391) on January 29, 1997 and incorporated herein by reference.

         (3) Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A(File No. 33-17391) on February 28, 1997 and incorporated herein by reference.

         (4) Previously filed with Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17391) on February 19, 1998 and incorporated herein by reference.

         (5) Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 33-17391) on March 19, 1998 and incorporated herein by reference.

         (6) To be filed by amendment.

Item 25.  Persons Controlled by or under Common Control with Registrant.

         None.

Item 26.  Number of Holders of Securities.


         Shares of Beneficial Interest
         Number of record holders as of April 13, 1998

         American Trust Allegiance Fund:                331

         InformationTech 100 Fund:                       34

         Kaminski Poland Fund:                          376

         Ridgeway-Helms Millennium Fund:                115

         Rockhaven Fund:                                 54

         Rockhaven Premier Dividend Fund:                27

         Chase Growth Fund:                              80

         The Avatar Advantage Equity Allocation Fund:     3

         Edgar Lomax Value Fund:                         45

         Al Frank Asset Management Fund:                272

         The Avatar Advantage Balanced Fund:              1

Item 27.  Indemnification.

         Article VI of Registrant's By-Laws states as follows:

         Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

         Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

         (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

         (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

         (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.


         The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

         Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

         Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

         No indemnification shall be made under Sections 2 or 3 of this Article:

         (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

         (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

         (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

         Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

         Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

         (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

         (b)      A written opinion by an independent legal counsel.

         Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

         Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

         Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

         (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

         (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

         Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

         Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

Item 28.  Business and Other Connections of Investment Adviser.

         The information required by this item with respect to American Trust Company is as follows:

                  American Trust Company is a trust company chartered under the laws of the State of New Hampshire. Its President and Director, Paul H. Collins, is a director of:

                  MacKenzie-Childs, Ltd.
                  3260 State Road 90
                  Aurora, New York 13026

                  Great Northern Arts
                  Castle Music, Inc.
                  World Family Foundation
                  all with an address at
                  Gordon Road, Middletown, New York

         Robert E. Moses, a Director of American Trust Company, is a director of:

                  Mascoma Mutual Hold Corp.
                  On The Green
                  Lebanon, NH 03766

         Information required by this item is contained in the Form ADV of the following entities and is incorporated herein by reference:

         Name of investment adviser                                    File No.
         --------------------------                                    --------

         Bay Isle Financial Corporation                                801-27563
         Kaminski Asset Management, Inc.                               801-53485
         Ridgeway Helms Investment Management                          801-49884
         Rockhaven Asset Management, LLC                               801-54084
         Chase Investment Counsel Corp.                                801-3396
         Avatar Investors Associates Corp.                             801-7061
         The Edgar Lomax Company                                       801-19358
         Van Deventer & Hoch                                           801-6118
         Al Frank Asset Management, Inc.                               801-30528
         Heritage West Advisors, LLC                                   801-55233

Item 29.  Principal Underwriters.

         (a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:


                  Guinness Flight Investment Funds, Inc.
                  Fleming Capital Mutual Fund Group
                  Fremont Mutual Funds
                  Jurika & Voyles Mutual Funds
                  Kayne Anderson Mutual Funds
                  Masters' Select Investment Trust
                  O'Shaughnessy Funds, Inc.
                  PIC Investment Trust
                  Purisima Fund
                  Professionally Managed Portfolios
                  Rainier Investment Management Mutual Funds
                  RNC Mutual Fund Group

         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

                                                     Position and Offices                        Position and
Name and Principal                                       with Principal                          Offices with
Business Address                                          Underwriter                             Registrant
----------------                                     --------------------                        ------------
Robert H. Wadsworth                                  President                                   Vice
4455 E. Camelback Road                               and Treasurer                               President

Suite 261E
Phoenix, AZ  85018

Eric M. Banhazl                                      Vice President                              President,
2025 E. Financial Way                                                                            Treasurer
Glendora, CA 91741                                                                               and Trustee

Steven J. Paggioli                                   Vice President &                            Vice
479 West 22nd Street                                 Secretary                                   President
New York, New York 10011

         (c) Not applicable.

Item 30. Location of Accounts and Records.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the following persons:

         (a) the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be maintained by the Registrant;

         (b) the documents  required to be  maintained  by paragraphs  (5), (6),
(10) and (11) of Rule 31a-1(b) will be maintained by the respective investment advisors:

         American Trust Company, One Court Street, Lebanon, NH 03766

         Bay Isle Financial Corporation, 160 Sansome Street, San Francisco, CA 94104

         Kaminski Asset Management, Inc., 210 Second Street, North, #050, Minneapolis, MN 55401

         Ridgeway Helms Investment Management, 303 Twin Dolphin Drive, Redwood Shores, CA 94065

         Rockhaven Asset Management, 100 First Avenue, Suite 1050, Pittsburgh, PA 15222

         Chase Investment Counsel Corp., 300 Preston Avenue, Charlottesville, VA 22902

         Avatar  Associates  Investment  Corp.,  900 Third Avenue,  New York, NY
         10022

         The Edgar Lomax Company, 6564 Loisdale Court, Springfield, VA 22150

         Van Deventer & Hoch, 800 North Bend Boulevard, Glendale, CA 91203

         Al Frank Asset  Management,  Inc. 465 Forest Avenue,  Laguna Beach,  CA
         92651

         Heritage West Advisors, LLC, 1850 North Central Ave., Suite 610, Phoenix, AZ 85004

         (c) with respect to The Heritage West Dividend Capture Income Fund series of the Registant, all other records will be maintained by the Registrant; and

         (d) all other documents will be maintained by Registrant's custodian, Star Bank, 425 Walnut Street, Cincinnati, OH 45202.

Item 31. Management Services.

         Not applicable.

Item 32. Undertakings.

         Registrant hereby undertakes to:

         (a) Furnish each person to whom a Prospectus is delivered a copy of the applicable latest annual report to shareholders, upon request and without charge.

         (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

         (c) On behalf of each of its series, to change any disclosure of past performance of an Advisor to a series to conform to changes in the position of the staff of the Commission with respect to such presentation.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Phoenix and State of Arizona on the 29th day of April, 1998.



                                             ADVISORS SERIES TRUST


                                             By   /s/ Eric M. Banhazl*
                                               --------------------------
                                                      Eric M. Banhazl
                                                      President

         This Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities indicated on April 29, 1998.




/s/ Eric M. Banhazl*               President, Principal Financial
---------------------------        and Accounting Officer, and Trustee
Eric M. Banhazl



/s/ Walter E. Auch Sr.*            Trustee
---------------------------
Walter E. Auch, Sr.


/s/ Donald E. O'Connor*            Trustee
---------------------------
Donald E. O'Connor


/s/ George T. Wofford III*         Trustee
---------------------------
George T. Wofford III

* /s/ Robert H. Wadsworth
  -------------------------
By:   Robert H. Wadsworth
      Attorney in Fact